BIOLOGICAL ASSETS (Details 1) R$ in Thousands	12 Months Ended
	Dec. 31, 2022 BRL (R$) Number	Dec. 31, 2021 BRL (R$) Number
IfrsStatementLineItems [Line Items]
Current biological assets	R$ 3,151,551	R$ 2,899,921
Live Animals [Member]
IfrsStatementLineItems [Line Items]
Quantity of non-current biological assets | Number	218,376	220,794
Current biological assets	R$ 4,453,522	R$ 3,993,466
Consumable biological assets [member] | Live Animals [Member]
IfrsStatementLineItems [Line Items]
Quantity of non-current biological assets | Number	199,359	202,328
Current biological assets	R$ 3,151,551	R$ 2,899,921
Bearer biological assets [member] | Live Animals [Member]
IfrsStatementLineItems [Line Items]
Quantity of non-current biological assets | Number	19,017	18,466
Current biological assets	R$ 1,301,971	R$ 1,093,545
Poultry [Member] | Consumable biological assets [member] | Immature biological assets [member] | Live Animals [Member]
IfrsStatementLineItems [Line Items]
Quantity of non-current biological assets | Number	195,139	197,859
Current biological assets	R$ 1,274,950	R$ 1,153,433
Poultry [Member] | Bearer biological assets [member] | Immature biological assets [member] | Live Animals [Member]
IfrsStatementLineItems [Line Items]
Quantity of non-current biological assets | Number	6,958	6,170
Current biological assets	R$ 235,582	R$ 192,017
Poultry [Member] | Bearer biological assets [member] | Mature biological assets [member] | Live Animals [Member]
IfrsStatementLineItems [Line Items]
Quantity of non-current biological assets | Number	11,394	11,621
Current biological assets	R$ 452,518	R$ 361,230
Pork [Member] | Consumable biological assets [member] | Immature biological assets [member] | Live Animals [Member]
IfrsStatementLineItems [Line Items]
Quantity of non-current biological assets | Number	4,220	4,469
Current biological assets	R$ 1,876,601	R$ 1,746,488
Pork [Member] | Bearer biological assets [member] | Immature biological assets [member] | Live Animals [Member]
IfrsStatementLineItems [Line Items]
Quantity of non-current biological assets | Number	215	223
Current biological assets	R$ 140,559	R$ 141,101
Pork [Member] | Bearer biological assets [member] | Mature biological assets [member] | Live Animals [Member]
IfrsStatementLineItems [Line Items]
Quantity of non-current biological assets | Number	450	452
Current biological assets	R$ 473,312	R$ 399,197